FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement.
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Research Affiliates, LLC
          155 North Lake Avenue, Suite 900
          Pasadena, CA 91101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janine Nesbit
Title:    Chief Administrative Officer
Phone:    (626) 584-2100

Signature, Place, and Date of Signing:

/s/ Janine Nesbit        Pasadena, CA 91101  October 27, 2006
    (Signature)          [City, State]       [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.

1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      354

Form 13F Information Table Value Total: $259,660
                                     (thousands)

Holdings of fewer than 10,000 shares with aggregate fair market value below $200,000 have been omitted from this report as per paragraph 10 of the Form 13F Special Instructions published by the SEC.

Confidential information has been omitted from this report and is filed separately with the Securities and Exchange Commission.

SEC FORM 13F          REPORTING MANAGER: RESEARCH AFFILIATES, LLC 					SEPTEMBER 30, 2006

NAME OF ISSUER               TITLE OF     CUSIP      VALUE       SHARES/       SH/      INV      OTHER       VOTING AUTHORITY
                             CLASS                   x$1000      PRN AMT       PRN      DISCR    MANAGERS    SOLE  SHARED  NONE